Significant Accounting Policies (Details) - USD ($)	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Accounting Policies [Abstract]
Cash and cash equivalents	$ 620	$ 6,584	$ 9,146	$ 46,551	$ 7,100